Share-Based Compensation Plans Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	392,479
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 29.72
Options, Expirations in Period	(337,729)
Options, Expirations in Period, Weighted Average Exercise Price	$ 29.36
Options Outstanding, Number, Ending Balance	54,750	[1]
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 31.97	[1]
Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 8 months 12 days	[1]
Options, Outstanding, Intrinsic Value	$ 0	[1]
Options, Vested and Expected to Vest, Outstanding, Number	54,750
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 31.97
Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	3 years 8 months 12 days
Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Options, Exercisable, Number	54,750
Options, Exercisable, Weighted Average Exercise Price	$ 31.97
Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 8 months 12 days
Options, Exercisable, Intrinsic Value	$ 0

[1]	All stock options outstanding at December 31, 2012 were also vested and exercisable.